Related Parties Balances and Transactions (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Related Parties Balances and Transactions [Abstract]
Accounts receivable from related parties	$ 16,017		$ 54,825
Due from related party			100,122
Due to related party	25,742
Revenue from related parties	$ 254,291	$ 363,641